Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Revenue [Line Items]
Dialysis services	€ 3,155,050	€ 2,904,363	€ 9,232,698	€ 8,359,200
Care Coordination	337,266	353,768	1,032,123	1,492,533
Health care services	3,492,316	3,258,131	10,264,821	9,851,733
Dialysis products	906,877	782,374	2,576,018	2,340,066
Non-dialysis products	19,810	17,347	55,753	55,387
Health care products	926,687	799,721	2,631,771	2,395,453
Total	4,419,003	4,057,852	12,896,592	12,247,186
Revenue from contracts with customers
Revenue [Line Items]
Dialysis services	3,155,050	2,904,363	9,232,698	8,359,200
Care Coordination	271,307	295,001	849,788	1,330,471
Health care services	3,426,357	3,199,364	10,082,486	9,689,671
Dialysis products	877,008	756,759	2,479,262	2,269,019
Non-dialysis products	19,810	17,347	55,753	55,387
Health care products	896,818	774,106	2,535,015	2,324,406
Total	4,323,175	3,973,470	12,617,501	12,014,077
Other revenue
Revenue [Line Items]
Care Coordination	65,959	58,767	182,335	162,062
Health care services	65,959	58,767	182,335	162,062
Dialysis products	29,869	25,615	96,756	71,047
Health care products	29,869	25,615	96,756	71,047
Total	€ 95,828	€ 84,382	€ 279,091	€ 233,109